Financial instruments, Financial assets and liabilities in foreign currency risk (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost [Abstract]
Financial assets	£ 244,884,000	£ 136,307,000
Financial liabilities at amortized cost [Abstract]
Financial liabilities	69,619,000	61,738,000
Cash and Cash Equivalents [Member]
Financial assets at amortized cost [Abstract]
Financial assets	237,886,000	129,716,000
Interest Bearing Loans and Borrowings [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	37,226,000	36,654,000
Foreign Currency Risk [Member]
Financial assets at amortized cost [Abstract]
Financial assets	138,563,000	96,880,000
Financial liabilities at amortized cost [Abstract]
Financial liabilities	68,989,000	50,433,000
Foreign Currency Risk [Member] | Deposits and Non-current Assets [Member]
Financial assets at amortized cost [Abstract]
Financial assets	0	4,036,000
Foreign Currency Risk [Member] | Cash and Cash Equivalents [Member]
Financial assets at amortized cost [Abstract]
Financial assets	134,935,000	92,844,000
Foreign Currency Risk [Member] | Trade and Other Receivables [Member]
Financial assets at amortized cost [Abstract]
Financial assets	3,628,000	0
Foreign Currency Risk [Member] | Trade Payables [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	15,589,000	13,779,000
Foreign Currency Risk [Member] | Accruals [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	16,174,000
Foreign Currency Risk [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	37,226,000	36,654,000
5% Point Increase [Member]
Foreign currency risk [Abstract]
Net financial assets and liabilities, carrying value	(2,598,000)	(2,869,000)
5% Point Decrease [Member]
Foreign currency risk [Abstract]
Net financial assets and liabilities, carrying value	£ 2,598,000	£ 2,869,000